Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	944,892	35,320,063
CenturyLink, Inc.	126,941	1,839,375
Verizon Communications, Inc.	534,833	32,218,340
Total		69,377,778
Entertainment 1.9%
Activision Blizzard, Inc.	99,190	5,438,588
Electronic Arts, Inc.(a)	38,112	3,849,693
Netflix, Inc.(a)	56,617	17,815,105
Take-Two Interactive Software, Inc.(a)	14,632	1,775,593
Viacom, Inc., Class B	45,775	1,101,804
Walt Disney Co. (The)	232,945	35,309,803
Total		65,290,586
Interactive Media & Services 4.9%
Alphabet, Inc., Class A(a)	38,737	50,516,534
Alphabet, Inc., Class C(a)	39,075	50,991,312
Facebook, Inc., Class A(a)	311,091	62,728,389
TripAdvisor, Inc.	13,574	385,502
Twitter, Inc.(a)	99,959	3,089,733
Total		167,711,470
Media 1.4%
CBS Corp., Class B Non Voting	42,315	1,708,680
Charter Communications, Inc., Class A(a)	20,906	9,826,029
Comcast Corp., Class A	586,507	25,894,284
Discovery, Inc., Class A(a)	20,436	673,162
Discovery, Inc., Class C(a)	44,866	1,369,310
DISH Network Corp., Class A(a)	32,795	1,120,605
Fox Corp., Class A	45,834	1,639,024
Fox Corp., Class B	21,001	734,615
Interpublic Group of Companies, Inc. (The)	50,071	1,121,590
News Corp., Class A	49,868	642,300
News Corp., Class B	15,748	207,401
Omnicom Group, Inc.	28,130	2,235,773
Total		47,172,773
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
T-Mobile U.S.A., Inc.(a)	40,880	3,211,124
Total Communication Services		352,763,731
Consumer Discretionary 9.7%
Auto Components 0.1%
Aptiv PLC	33,128	3,110,057
BorgWarner, Inc.	26,702	1,122,819
Total		4,232,876
Automobiles 0.3%
Ford Motor Co.	506,777	4,591,399
General Motors Co.	162,470	5,848,920
Harley-Davidson, Inc.	20,271	737,459
Total		11,177,778
Distributors 0.1%
Genuine Parts Co.	18,888	1,971,341
LKQ Corp.(a)	39,855	1,406,084
Total		3,377,425
Diversified Consumer Services 0.0%
H&R Block, Inc.	25,958	632,856
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	51,781	2,334,287
Chipotle Mexican Grill, Inc.(a)	3,295	2,681,866
Darden Restaurants, Inc.	15,878	1,880,590
Hilton Worldwide Holdings, Inc.	37,094	3,894,870
Las Vegas Sands Corp.	43,800	2,748,450
Marriott International, Inc., Class A	35,349	4,961,586
McDonald’s Corp.	98,206	19,099,103
MGM Resorts International	67,427	2,154,293
Norwegian Cruise Line Holdings Ltd.(a)	27,883	1,495,644
Royal Caribbean Cruises Ltd.	22,217	2,666,484
Starbucks Corp.	154,783	13,223,112
Wynn Resorts Ltd.	12,529	1,514,130
Yum! Brands, Inc.	39,347	3,961,063
Total		62,615,478
Columbia Large Cap Index Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	43,514	2,408,500
Garmin Ltd.	18,687	1,825,533
Leggett & Platt, Inc.	17,005	889,702
Lennar Corp., Class A	36,782	2,194,046
Mohawk Industries, Inc.(a)	7,743	1,079,142
Newell Brands, Inc.	49,272	947,008
NVR, Inc.(a)	440	1,668,431
PulteGroup, Inc.	33,331	1,321,574
Whirlpool Corp.	8,212	1,175,137
Total		13,509,073
Internet & Direct Marketing Retail 3.3%
Amazon.com, Inc.(a)	53,730	96,756,984
Booking Holdings, Inc.(a)	5,502	10,475,973
eBay, Inc.	101,959	3,621,584
Expedia Group, Inc.	18,079	1,837,911
Total		112,692,452
Leisure Products 0.1%
Hasbro, Inc.	16,282	1,655,879
Multiline Retail 0.6%
Dollar General Corp.	33,241	5,230,804
Dollar Tree, Inc.(a)	30,598	2,798,493
Kohl’s Corp.	20,579	967,419
Macy’s, Inc.	39,946	611,972
Nordstrom, Inc.	13,819	527,471
Target Corp.	66,074	8,259,911
Total		18,396,070
Specialty Retail 2.3%
Advance Auto Parts, Inc.	9,227	1,449,377
AutoZone, Inc.(a)	3,177	3,742,252
Best Buy Co., Inc.	29,992	2,418,555
CarMax, Inc.(a)	21,414	2,082,726
Gap, Inc. (The)	27,696	460,031
Home Depot, Inc. (The)	141,613	31,227,083
L Brands, Inc.	30,024	574,659
Lowe’s Companies, Inc.	99,807	11,708,359
O’Reilly Automotive, Inc.(a)	9,898	4,377,687
Ross Stores, Inc.	47,155	5,477,053
Common Stocks (continued)
Issuer	Shares	Value ($)
Tiffany & Co.	14,061	1,881,362
TJX Companies, Inc. (The)	156,332	9,556,575
Tractor Supply Co.	15,427	1,456,926
Ulta Beauty, Inc.(a)	7,615	1,780,844
Total		78,193,489
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	19,599	727,907
Hanesbrands, Inc.	46,748	704,492
Nike, Inc., Class B	161,887	15,134,816
PVH Corp.	9,585	929,362
Ralph Lauren Corp.	6,701	719,285
Tapestry, Inc.	37,098	997,565
Under Armour, Inc., Class A(a)	24,325	459,499
Under Armour, Inc., Class C(a)	25,132	434,784
VF Corp.	42,220	3,738,159
Total		23,845,869
Total Consumer Discretionary		330,329,245
Consumer Staples 7.2%
Beverages 1.8%
Brown-Forman Corp., Class B	23,540	1,596,483
Coca-Cola Co. (The)	497,655	26,574,777
Constellation Brands, Inc., Class A	21,627	4,023,919
Molson Coors Brewing Co., Class B	24,289	1,226,109
Monster Beverage Corp.(a)	50,027	2,992,615
PepsiCo, Inc.	180,800	24,558,064
Total		60,971,967
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	56,869	17,049,895
Kroger Co. (The)	103,299	2,824,195
Sysco Corp.	66,360	5,345,298
Walgreens Boots Alliance, Inc.	98,099	5,846,700
Walmart, Inc.	183,906	21,901,365
Total		52,967,453
Food Products 1.1%
Archer-Daniels-Midland Co.	72,021	3,091,862
Campbell Soup Co.	21,806	1,015,505
ConAgra Foods, Inc.	62,929	1,816,760
General Mills, Inc.	78,043	4,161,253

2	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hershey Co. (The)	19,259	2,853,414
Hormel Foods Corp.	35,906	1,598,894
JM Smucker Co. (The)	14,746	1,549,657
Kellogg Co.	32,156	2,093,999
Kraft Heinz Co. (The)	80,459	2,454,000
Lamb Weston Holdings, Inc.	18,833	1,581,595
McCormick & Co., Inc.	15,913	2,693,275
Mondelez International, Inc., Class A	186,485	9,797,922
Tyson Foods, Inc., Class A	38,108	3,425,528
Total		38,133,664
Household Products 1.7%
Church & Dwight Co., Inc.	31,953	2,244,379
Clorox Co. (The)	16,258	2,409,923
Colgate-Palmolive Co.	110,951	7,524,697
Kimberly-Clark Corp.	44,506	6,067,948
Procter & Gamble Co. (The)	323,618	39,500,813
Total		57,747,760
Personal Products 0.2%
Coty, Inc., Class A	38,038	438,959
Estee Lauder Companies, Inc. (The), Class A	28,611	5,592,592
Total		6,031,551
Tobacco 0.8%
Altria Group, Inc.	241,573	12,006,178
Philip Morris International, Inc.	201,189	16,684,604
Total		28,690,782
Total Consumer Staples		244,543,177
Energy 4.2%
Energy Equipment & Services 0.4%
Baker Hughes Co.	83,943	1,882,002
Halliburton Co.	113,274	2,377,621
Helmerich & Payne, Inc.	14,152	559,429
National Oilwell Varco, Inc.	49,906	1,125,380
Schlumberger Ltd.	178,845	6,474,189
TechnipFMC PLC	54,267	1,022,390
Total		13,441,011
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.8%
Apache Corp.	48,614	1,083,120
Cabot Oil & Gas Corp.	54,106	862,450
Chevron Corp.	245,488	28,754,009
Cimarex Energy Co.	13,119	603,080
Concho Resources, Inc.	26,002	1,886,705
ConocoPhillips Co.	143,555	8,604,687
Devon Energy Corp.	52,269	1,144,168
Diamondback Energy, Inc.	21,088	1,630,946
EOG Resources, Inc.	75,052	5,321,187
Exxon Mobil Corp.(b)	547,139	37,276,580
Hess Corp.	33,468	2,078,028
HollyFrontier Corp.	19,578	1,009,246
Kinder Morgan, Inc.	251,755	4,936,916
Marathon Oil Corp.	103,971	1,211,262
Marathon Petroleum Corp.	85,125	5,161,980
Noble Energy, Inc.	61,844	1,283,881
Occidental Petroleum Corp.	115,669	4,461,353
ONEOK, Inc.	53,402	3,794,212
Phillips 66	58,005	6,654,334
Pioneer Natural Resources Co.	21,613	2,763,006
Valero Energy Corp.	53,585	5,116,832
Williams Companies, Inc. (The)	156,734	3,560,997
Total		129,198,979
Total Energy		142,639,990
Financials 13.0%
Banks 5.6%
Bank of America Corp.	1,083,317	36,096,122
BB&T Corp.	99,073	5,421,275
Citigroup, Inc.	292,123	21,944,280
Citizens Financial Group, Inc.	57,816	2,223,603
Comerica, Inc.	19,314	1,359,899
Fifth Third Bancorp	94,464	2,851,868
First Republic Bank	21,750	2,390,325
Huntington Bancshares, Inc.	134,205	1,998,312
JPMorgan Chase & Co.	413,480	54,480,125
KeyCorp	129,735	2,515,562
M&T Bank Corp.	17,287	2,847,860
People’s United Financial, Inc.	57,356	946,374

Columbia Large Cap Index Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PNC Financial Services Group, Inc. (The)	57,573	8,820,759
Regions Financial Corp.	129,028	2,147,026
SunTrust Banks, Inc.	57,408	4,066,783
SVB Financial Group(a)	6,669	1,545,407
U.S. Bancorp	185,435	11,131,663
Wells Fargo & Co.	518,488	28,236,857
Zions Bancorp	22,887	1,139,315
Total		192,163,415
Capital Markets 2.8%
Affiliated Managers Group, Inc.	6,544	558,661
Ameriprise Financial, Inc.(c)	16,919	2,772,517
Bank of New York Mellon Corp. (The)	110,928	5,432,144
BlackRock, Inc.	15,195	7,520,157
Cboe Global Markets, Inc.	14,437	1,716,559
Charles Schwab Corp. (The)	150,444	7,446,978
CME Group, Inc.	46,303	9,387,007
E*TRADE Financial Corp.	29,330	1,299,319
Franklin Resources, Inc.	36,475	1,002,698
Goldman Sachs Group, Inc. (The)	41,842	9,261,727
Intercontinental Exchange, Inc.	72,465	6,824,029
Invesco Ltd.	49,818	874,804
MarketAxess Holdings, Inc.	4,880	1,970,642
Moody’s Corp.	21,038	4,768,684
Morgan Stanley	162,433	8,037,185
MSCI, Inc.	10,953	2,838,908
Nasdaq, Inc.	14,904	1,561,939
Northern Trust Corp.	27,791	2,980,307
Raymond James Financial, Inc.	15,980	1,435,324
S&P Global, Inc.	31,849	8,428,838
State Street Corp.	48,183	3,618,543
T. Rowe Price Group, Inc.	30,463	3,764,008
Total		93,500,978
Consumer Finance 0.7%
American Express Co.	87,973	10,567,317
Capital One Financial Corp.	60,821	6,082,708
Discover Financial Services	41,156	3,492,910
Synchrony Financial	78,930	2,952,771
Total		23,095,706
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	253,568	55,861,030
Insurance 2.3%
Aflac, Inc.	95,740	5,250,382
Allstate Corp. (The)	42,573	4,740,504
American International Group, Inc.	112,488	5,923,618
Aon PLC	30,501	6,210,309
Arthur J Gallagher & Co.	24,062	2,244,263
Assurant, Inc.	7,904	1,050,205
Chubb Ltd.	58,931	8,926,868
Cincinnati Financial Corp.	19,642	2,102,676
Everest Re Group Ltd.	5,266	1,428,455
Globe Life, Inc.	12,978	1,333,619
Hartford Financial Services Group, Inc. (The)	46,754	2,892,202
Lincoln National Corp.	25,886	1,528,568
Loews Corp.	33,632	1,711,869
Marsh & McLennan Companies, Inc.	65,469	7,075,235
MetLife, Inc.	102,933	5,137,386
Principal Financial Group, Inc.	33,533	1,847,668
Progressive Corp. (The)	75,602	5,522,726
Prudential Financial, Inc.	51,983	4,866,648
Travelers Companies, Inc. (The)	33,675	4,604,046
Unum Group	26,982	829,427
Willis Towers Watson PLC	16,685	3,277,601
Total		78,504,275
Total Financials		443,125,404
Health Care 13.9%
Biotechnology 2.0%
AbbVie, Inc.	191,182	16,772,397
Alexion Pharmaceuticals, Inc.(a)	28,992	3,303,348
Amgen, Inc.	77,549	18,202,301
Biogen, Inc.(a)	23,854	7,151,668
Gilead Sciences, Inc.	163,769	11,011,828
Incyte Corp.(a)	23,080	2,173,213
Regeneron Pharmaceuticals, Inc.(a)	10,332	3,812,508
Vertex Pharmaceuticals, Inc.(a)	33,234	7,369,639
Total		69,796,902

4	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	228,551	19,529,683
ABIOMED, Inc.(a)	5,872	1,151,969
Align Technology, Inc.(a)	9,402	2,607,551
Baxter International, Inc.	66,023	5,411,905
Becton Dickinson and Co.	34,912	9,024,752
Boston Scientific Corp.(a)	180,128	7,790,536
Cooper Companies, Inc. (The)	6,415	2,008,472
Danaher Corp.	82,556	12,051,525
Dentsply Sirona, Inc.	28,991	1,639,151
Edwards Lifesciences Corp.(a)	26,896	6,587,906
Hologic, Inc.(a)	34,570	1,774,133
IDEXX Laboratories, Inc.(a)	11,129	2,799,834
Intuitive Surgical, Inc.(a)	14,901	8,834,803
Medtronic PLC	173,496	19,325,720
ResMed, Inc.	18,582	2,779,867
Stryker Corp.	41,493	8,500,256
Teleflex, Inc.	5,980	2,112,973
Varian Medical Systems, Inc.(a)	11,777	1,574,938
Zimmer Biomet Holdings, Inc.	26,550	3,857,184
Total		119,363,158
Health Care Providers & Services 2.9%
AmerisourceBergen Corp.	19,669	1,729,102
Anthem, Inc.	33,078	9,548,295
Cardinal Health, Inc.	38,556	2,121,737
Centene Corp.(a)	53,486	3,234,298
Cigna Corp.	48,825	9,761,094
CVS Health Corp.	168,167	12,657,930
DaVita, Inc.(a)	11,747	843,082
HCA Healthcare, Inc.	34,389	4,768,379
Henry Schein, Inc.(a)	19,173	1,321,020
Humana, Inc.	17,470	5,961,288
Laboratory Corp. of America Holdings(a)	12,635	2,176,884
McKesson Corp.	23,906	3,457,764
Quest Diagnostics, Inc.	17,416	1,855,675
UnitedHealth Group, Inc.	122,546	34,296,949
Universal Health Services, Inc., Class B	10,505	1,465,342
WellCare Health Plans, Inc.(a)	6,510	2,096,676
Total		97,295,515
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Cerner Corp.	41,174	2,947,647
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	40,018	3,232,254
Illumina, Inc.(a)	19,013	6,098,610
IQVIA Holdings, Inc.(a)	23,555	3,438,559
Mettler-Toledo International, Inc.(a)	3,182	2,289,163
PerkinElmer, Inc.	14,365	1,334,508
Thermo Fisher Scientific, Inc.	51,790	16,259,470
Waters Corp.(a)	8,637	1,918,019
Total		34,570,583
Pharmaceuticals 4.4%
Allergan PLC	42,415	7,844,230
Bristol-Myers Squibb Co.	302,989	17,252,194
Eli Lilly & Co.	109,858	12,891,836
Johnson & Johnson	341,277	46,922,175
Merck & Co., Inc.	331,089	28,864,339
Mylan NV(a)	66,712	1,252,851
Perrigo Co. PLC	17,597	901,494
Pfizer, Inc.	715,233	27,550,775
Zoetis, Inc.	61,750	7,442,110
Total		150,922,004
Total Health Care		474,895,809
Industrials 9.2%
Aerospace & Defense 2.5%
Arconic, Inc.	50,095	1,550,941
Boeing Co. (The)	69,131	25,314,390
General Dynamics Corp.	30,250	5,497,635
Huntington Ingalls Industries, Inc.	5,345	1,345,176
L3 Harris Technologies, Inc.	28,872	5,805,870
Lockheed Martin Corp.	32,132	12,564,576
Northrop Grumman Corp.	20,347	7,157,464
Raytheon Co.	36,011	7,829,512
Textron, Inc.	29,762	1,376,195
TransDigm Group, Inc.	6,415	3,637,947
United Technologies Corp.	104,895	15,560,124
Total		87,639,830

Columbia Large Cap Index Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	17,507	1,345,413
Expeditors International of Washington, Inc.	22,076	1,650,402
FedEx Corp.	31,035	4,967,152
United Parcel Service, Inc., Class B	90,306	10,812,337
Total		18,775,304
Airlines 0.4%
Alaska Air Group, Inc.	15,939	1,099,951
American Airlines Group, Inc.	51,249	1,472,896
Delta Air Lines, Inc.	74,833	4,288,679
Southwest Airlines Co.	62,558	3,605,843
United Airlines Holdings, Inc.(a)	28,570	2,651,296
Total		13,118,665
Building Products 0.3%
Allegion PLC	12,076	1,449,482
AO Smith Corp.	17,886	865,682
Fortune Brands Home & Security, Inc.	18,091	1,144,437
Johnson Controls International PLC	102,893	4,406,907
Masco Corp.	37,427	1,742,227
Total		9,608,735
Commercial Services & Supplies 0.4%
Cintas Corp.	10,730	2,758,254
Copart, Inc.(a)	26,068	2,320,052
Republic Services, Inc.	27,373	2,426,616
Rollins, Inc.	18,206	652,685
Waste Management, Inc.	50,470	5,698,568
Total		13,856,175
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	17,519	1,613,325
Quanta Services, Inc.	18,391	765,801
Total		2,379,126
Electrical Equipment 0.5%
AMETEK, Inc.	29,528	2,923,567
Eaton Corp. PLC	54,312	5,023,860
Emerson Electric Co.	79,543	5,875,046
Rockwell Automation, Inc.	15,134	2,963,843
Total		16,786,316
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.4%
3M Co.	74,393	12,629,700
General Electric Co.	1,128,519	12,718,409
Honeywell International, Inc.	93,043	16,612,828
Roper Technologies, Inc.	13,447	4,845,895
Total		46,806,832
Machinery 1.6%
Caterpillar, Inc.	72,752	10,529,397
Cummins, Inc.	20,408	3,731,807
Deere & Co.	40,715	6,842,156
Dover Corp.	18,805	2,096,382
Flowserve Corp.	16,960	825,952
Fortive Corp.	38,180	2,755,451
IDEX Corp.	9,810	1,596,479
Illinois Tool Works, Inc.	38,061	6,635,174
Ingersoll-Rand PLC	31,238	4,095,614
PACCAR, Inc.	44,787	3,644,318
Parker-Hannifin Corp.	16,609	3,301,703
Pentair PLC	21,732	963,814
Snap-On, Inc.	7,137	1,145,203
Stanley Black & Decker, Inc.	19,620	3,094,859
Wabtec Corp.	23,546	1,850,009
Xylem, Inc.	23,283	1,804,665
Total		54,912,983
Professional Services 0.3%
Equifax, Inc.	15,628	2,182,294
IHS Markit Ltd.(a)	51,868	3,768,210
Nielsen Holdings PLC	45,993	899,163
Robert Half International, Inc.	15,200	884,640
Verisk Analytics, Inc.	21,144	3,118,317
Total		10,852,624
Road & Rail 1.0%
CSX Corp.	103,216	7,384,073
JB Hunt Transport Services, Inc.	11,042	1,276,676
Kansas City Southern	13,012	1,983,289
Norfolk Southern Corp.	34,063	6,591,190
Union Pacific Corp.	91,109	16,034,273
Total		33,269,501

6	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	74,152	2,633,879
United Rentals, Inc.(a)	9,974	1,526,521
W.W. Grainger, Inc.	5,717	1,812,003
Total		5,972,403
Total Industrials		313,978,494
Information Technology 22.6%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	7,032	1,372,154
Cisco Systems, Inc.	548,974	24,874,012
F5 Networks, Inc.(a)	7,774	1,132,750
Juniper Networks, Inc.	44,717	1,120,608
Motorola Solutions, Inc.	21,413	3,582,395
Total		32,081,919
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	38,464	4,000,256
CDW Corp.	18,710	2,526,785
Corning, Inc.	100,981	2,932,488
FLIR Systems, Inc.	17,531	938,960
IPG Photonics Corp.(a)	4,610	655,035
Keysight Technologies, Inc.(a)	24,257	2,596,227
TE Connectivity Ltd.	43,436	4,026,952
Total		17,676,703
IT Services 5.4%
Accenture PLC, Class A	82,393	16,574,176
Akamai Technologies, Inc.(a)	21,336	1,858,792
Alliance Data Systems Corp.	5,298	566,409
Automatic Data Processing, Inc.	56,119	9,584,003
Broadridge Financial Solutions, Inc.	14,776	1,827,939
Cognizant Technology Solutions Corp., Class A	71,414	4,578,352
DXC Technology Co.	33,875	1,264,554
Fidelity National Information Services, Inc.	79,330	10,959,439
Fiserv, Inc.(a)	73,817	8,580,488
FleetCor Technologies, Inc.(a)	11,198	3,436,890
Gartner, Inc.(a)	11,654	1,870,001
Global Payments, Inc.	38,798	7,026,318
International Business Machines Corp.	114,558	15,402,323
Jack Henry & Associates, Inc.	9,955	1,512,563
Common Stocks (continued)
Issuer	Shares	Value ($)
Leidos Holdings, Inc.	17,480	1,587,883
MasterCard, Inc., Class A	115,444	33,736,200
Paychex, Inc.	41,358	3,561,751
PayPal Holdings, Inc.(a)	152,162	16,435,018
VeriSign, Inc.(a)	13,471	2,569,459
Visa, Inc., Class A	223,324	41,205,511
Western Union Co. (The)	54,815	1,473,427
Total		185,611,496
Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc.(a)	140,378	5,495,799
Analog Devices, Inc.	47,774	5,396,073
Applied Materials, Inc.	119,458	6,916,618
Broadcom, Inc.	51,478	16,277,858
Intel Corp.	572,857	33,254,349
KLA Corp.	20,596	3,374,861
Lam Research Corp.	18,686	4,985,985
Maxim Integrated Products, Inc.	35,076	1,987,757
Microchip Technology, Inc.	30,784	2,910,319
Micron Technology, Inc.(a)	142,736	6,781,387
NVIDIA Corp.	78,747	17,067,625
Qorvo, Inc.(a)	15,235	1,587,639
QUALCOMM, Inc.	147,702	12,340,502
Skyworks Solutions, Inc.	22,202	2,182,457
Texas Instruments, Inc.	120,727	14,512,593
Xilinx, Inc.	32,664	3,030,566
Total		138,102,388
Software 7.0%
Adobe, Inc.(a)	62,770	19,429,198
ANSYS, Inc.(a)	10,876	2,770,008
Autodesk, Inc.(a)	28,391	5,135,932
Cadence Design Systems, Inc.(a)	36,223	2,544,666
Citrix Systems, Inc.	15,913	1,795,146
Fortinet, Inc.(a)	18,352	1,928,979
Intuit, Inc.	33,629	8,706,212
Microsoft Corp.	987,359	149,466,405
Oracle Corp.	284,696	15,982,833
Salesforce.com, Inc.(a)	113,407	18,472,866
ServiceNow, Inc.(a)	24,230	6,858,059

Columbia Large Cap Index Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Symantec Corp.	73,525	1,830,773
Synopsys, Inc.(a)	19,436	2,741,253
Total		237,662,330
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	549,322	146,806,305
Hewlett Packard Enterprise Co.	168,831	2,672,595
HP, Inc.	191,629	3,847,910
NetApp, Inc.	30,764	1,863,991
Seagate Technology PLC	30,612	1,826,924
Western Digital Corp.	38,274	1,926,330
Xerox Holdings Corp.	24,610	958,067
Total		159,902,122
Total Information Technology		771,036,958
Materials 2.6%
Chemicals 1.9%
Air Products & Chemicals, Inc.	28,498	6,734,932
Albemarle Corp.	13,705	896,033
Celanese Corp., Class A	16,006	2,009,874
CF Industries Holdings, Inc.	28,233	1,304,647
Corteva, Inc.	96,839	2,519,751
Dow, Inc.	96,103	5,129,017
DuPont de Nemours, Inc.	96,399	6,247,619
Eastman Chemical Co.	17,720	1,388,716
Ecolab, Inc.	32,376	6,043,628
FMC Corp.	16,869	1,652,487
International Flavors & Fragrances, Inc.	13,812	1,950,669
Linde PLC	69,901	14,414,285
LyondellBasell Industries NV, Class A	33,385	3,089,448
Mosaic Co. (The)	45,901	874,414
PPG Industries, Inc.	30,560	3,937,351
Sherwin-Williams Co. (The)	10,614	6,189,342
Total		64,382,213
Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,070	2,165,988
Vulcan Materials Co.	17,105	2,426,686
Total		4,592,674
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Amcor PLC	210,070	2,155,318
Avery Dennison Corp.	10,889	1,419,599
Ball Corp.	42,931	2,836,022
International Paper Co.	50,801	2,354,118
Packaging Corp. of America	12,244	1,370,104
Sealed Air Corp.	19,982	753,921
WestRock Co.	33,279	1,342,142
Total		12,231,224
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	187,619	2,135,104
Newmont Goldcorp Corp.	106,026	4,071,398
Nucor Corp.	39,207	2,209,707
Total		8,416,209
Total Materials		89,622,320
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Alexandria Real Estate Equities, Inc.	14,670	2,384,168
American Tower Corp.	57,244	12,251,933
Apartment Investment & Management Co., Class A	19,254	1,035,288
AvalonBay Communities, Inc.	18,063	3,872,888
Boston Properties, Inc.	18,587	2,575,043
Crown Castle International Corp.	53,765	7,186,230
Digital Realty Trust, Inc.	26,939	3,258,272
Duke Realty Corp.	46,743	1,644,419
Equinix, Inc.	10,970	6,218,344
Equity Residential	45,081	3,836,393
Essex Property Trust, Inc.	8,503	2,654,467
Extra Space Storage, Inc.	16,621	1,762,657
Federal Realty Investment Trust	9,010	1,189,951
Healthpeak Properties, Inc.	63,504	2,215,019
Host Hotels & Resorts, Inc.	94,384	1,650,776
Iron Mountain, Inc.	37,122	1,192,359
Kimco Realty Corp.	54,586	1,180,149
Macerich Co. (The)	14,244	383,591
Mid-America Apartment Communities, Inc.	14,747	2,007,214
ProLogis, Inc.	81,609	7,471,304
Public Storage	19,417	4,090,774

8	Columbia Large Cap Index Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	41,150	3,153,324
Regency Centers Corp.	21,663	1,408,962
SBA Communications Corp.	14,631	3,459,793
Simon Property Group, Inc.	39,835	6,023,450
SL Green Realty Corp.	10,657	909,362
UDR, Inc.	37,873	1,819,798
Ventas, Inc.	48,181	2,809,434
Vornado Realty Trust	20,479	1,322,329
Welltower, Inc.	52,400	4,431,468
Weyerhaeuser Co.	96,324	2,842,521
Total		98,241,680
Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A(a)	43,491	2,479,857
Total Real Estate		100,721,537
Utilities 3.3%
Electric Utilities 2.0%
Alliant Energy Corp.	30,719	1,628,107
American Electric Power Co., Inc.	63,851	5,832,789
Duke Energy Corp.	94,213	8,306,760
Edison International	46,303	3,199,537
Entergy Corp.	25,713	2,992,736
Evergy, Inc.	30,445	1,926,255
Eversource Energy	41,841	3,457,740
Exelon Corp.	125,638	5,578,327
FirstEnergy Corp.	69,827	3,330,050
NextEra Energy, Inc.	63,201	14,777,658
Pinnacle West Capital Corp.	14,519	1,268,816
PPL Corp.	93,400	3,178,402
Southern Co. (The)	135,166	8,378,940
Xcel Energy, Inc.	67,806	4,169,391
Total		68,025,508
Gas Utilities 0.1%
Atmos Energy Corp.	15,280	1,634,349
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	85,846	1,623,348
NRG Energy, Inc.	32,718	1,299,886
Total		2,923,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%
Ameren Corp.	31,788	2,362,802
CenterPoint Energy, Inc.	64,939	1,594,902
CMS Energy Corp.	36,698	2,249,587
Consolidated Edison, Inc.	42,946	3,731,578
Dominion Energy, Inc.	106,288	8,833,596
DTE Energy Co.	23,708	2,962,078
NiSource, Inc.	48,274	1,276,847
Public Service Enterprise Group, Inc.	65,385	3,877,984
Sempra Energy	35,506	5,228,969
WEC Energy Group, Inc.	40,791	3,616,122
Total		35,734,465
Water Utilities 0.1%
American Water Works Co., Inc.	23,363	2,827,624
Total Utilities		111,145,180
Total Common Stocks (Cost $1,230,161,891)		3,374,801,845

Rights 0.0%

Communication Services 0.0%
Media 0.0%
DISH Network Corp.(a)	1,775	1,207
Total Communication Services		1,207
Total Rights (Cost $—)		1,207

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(c),(d)	33,669,339	33,669,339
Total Money Market Funds (Cost $33,666,907)		33,669,339
Total Investments in Securities (Cost: $1,263,828,798)		3,408,472,391
Other Assets & Liabilities, Net		2,729,329
Net Assets		3,411,201,720

At November 30, 2019, securities and/or cash totaling $2,936,403 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	231	12/2019	USD	36,309,735	2,469,945	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ameriprise Financial, Inc.
	19,049	560	(2,690)	16,919	254,485	316,909	51,922	2,772,517
Columbia Short-Term Cash Fund, 1.745%
	37,569,669	495,222,409	(499,122,739)	33,669,339	(27)	2,432	(397)	33,669,339
Total					254,458	319,341	51,525	36,441,856

(d)	The rate shown is the seven-day current annualized yield at November 30, 2019.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Large Cap Index Fund | Quarterly Report 2019